Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JANUARY 5, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

OF ENTRUSTPERMAL ALTERNATIVE CORE FUND,

EACH DATED MAY 1, 2017

The following information supplements the fund’s Summary Prospectus and Prospectus:

At the special meeting of shareholders of the fund held on January 5, 2018, shareholders approved the proposals to approve (1) a change to the fund’s fundamental investment restriction on concentration, (2) an amended and restated management agreement between Legg Mason Partners Equity Trust (the “Trust”), on behalf of the fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”), the fund’s investment manager, and (3) an amended and restated subadvisory agreement between LMPFA and EnTrustPermal Partners Offshore LP (“EPOLP”), the fund’s subadviser. As a result, effective January 5, 2018, the following changes are made to the fund’s Summary Prospectus and Prospectus.

The following text replaces any information to the contrary in the section of the Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1,2]	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class I	Class IS
Management fees[6]	0.90	0.90	0.90	0.90	0.90	0.90
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	None	None
Other expenses	0.24	0.22	0.24	0.31[7]	0.20	0.16
Dividend and interest expenses on securities sold short[8]	0.10	0.10	0.10	0.10	0.10	0.10
Acquired fund fees and expenses[9]	0.11	0.11	0.11	0.11	0.11	0.11
Total annual fund operating expenses[10]	1.60	2.33	1.60	1.92	1.31	1.27
Fees waived or expenses reimbursed[11]	—	—	—	(0.01)	—	(0.06)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.60	2.33	1.60	1.91	1.31	1.21

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	Management fees are restated to reflect current fees.

[7]	“Other expenses” for Class R shares are estimated for the period ended June 30, 2017. Actual expenses may differ from estimates.

[8]	“Dividend and interest expenses on securities sold short” are estimated based on the subadviser’s expected use of derivatives to take short positions, rather than selling securities short, and are subject to change.

[9]	“Acquired fund fees and expenses” are estimated to reflect that the fund is no longer required to invest more than 25% of its assets in the mutual fund industry under its revised concentration policy. This estimate is based on the subadviser’s allocations to mutual funds, exchange-traded funds (“ETFs”), and other underlying funds and is subject to change.

[10]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the consolidated financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[11]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, ETFs, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses) so that total annual fund operating expenses will not exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.70% for Class R shares, 1.10% for Class I shares and 1.00% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of ETFs and dividend and interest expenses on securities sold short. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that fee waivers or expense reimbursements are reflected only in the 1-year figures)

•	You reinvest all distributions and dividends without a sales charge

•	The expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	728	1,051	1,396	2,365
Class C (with redemption at end of period)	336	727	1,245	2,666
Class C (without redemption at end of period)	236	727	1,245	2,666
Class FI (with or without redemption at end of period)	163	505	871	1,901
Class R (with or without redemption at end of period)	194	602	1,036	2,243
Class I (with or without redemption at end of period)	133	414	717	1,578
Class IS (with or without redemption at end of period)	123	396	690	1,527

The following text amends and restates the section of the Summary Prospectus and Prospectus titled “Principal investment strategies”:

The fund typically will invest, directly in securities or other instruments or through underlying funds, including exchange-traded funds (ETFs), mutual funds and closed-end funds, in the following manner:

•	50% to 100% of its total assets in alternative investments, including commodities, real estate assets, infrastructure assets, foreign currencies and hedge fund strategies

•	0% to 50% of its total assets in equity-related investments

•	0% to 50% of its total assets in fixed income-related investments

•	0% to 40% in cash and cash equivalents

The fund may seek both long and short exposures to equities, fixed income, structured credit, currencies, commodities, real estate assets, infrastructure assets and other real assets. The fund will typically invest in multiple discrete styles of hedge fund investing, including, but not limited to, global macro strategies (including discretionary and systematic macro), managed futures, equity long-short, fixed income long-short, distressed debt and event driven. The fund may also employ various portfolio hedging strategies, including short-biased, volatility and tail-risk products that are expected to produce positive returns in adverse market environments.

The fund may not invest more than 10% of its total assets in any one investment considered by EnTrustPermal Partners Offshore LP (“EPOLP”) to be an alternative investment. For purposes of this restriction, all investments in hedge funds will be considered alternative investments.

The composition of the fund’s investment portfolio will vary over time, based on, among other things, quantitative and qualitative techniques and risk management guidelines. The fund may employ an asset allocation strategy to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country. EPOLP will allocate assets to securities and other instruments, various underlying funds and exchange-traded notes which, in its opinion, are consistent with its guidelines and invest in the markets and strategies as identified by its asset allocation process.

The fund may obtain exposure to investment strategies (including hedge fund strategies) through the use of one or more total return swaps through which the fund makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives or commodity interests actively managed by a third-party investment manager identified by EPOLP. The fund may not invest more than 10% of its total assets either directly or through swaps in any one investment considered by EPOLP to be an alternative investment.

The fund and certain underlying funds may engage in active and frequent trading to achieve their principal investment strategies, resulting in high portfolio turnover.

EnTrustPermal Alternative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JANUARY 5, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

OF ENTRUSTPERMAL ALTERNATIVE CORE FUND,

EACH DATED MAY 1, 2017

The following information supplements the fund’s Summary Prospectus and Prospectus:

At the special meeting of shareholders of the fund held on January 5, 2018, shareholders approved the proposals to approve (1) a change to the fund’s fundamental investment restriction on concentration, (2) an amended and restated management agreement between Legg Mason Partners Equity Trust (the “Trust”), on behalf of the fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”), the fund’s investment manager, and (3) an amended and restated subadvisory agreement between LMPFA and EnTrustPermal Partners Offshore LP (“EPOLP”), the fund’s subadviser. As a result, effective January 5, 2018, the following changes are made to the fund’s Summary Prospectus and Prospectus.

The following text replaces any information to the contrary in the section of the Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1,2]	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class I	Class IS
Management fees[6]	0.90	0.90	0.90	0.90	0.90	0.90
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	None	None
Other expenses	0.24	0.22	0.24	0.31[7]	0.20	0.16
Dividend and interest expenses on securities sold short[8]	0.10	0.10	0.10	0.10	0.10	0.10
Acquired fund fees and expenses[9]	0.11	0.11	0.11	0.11	0.11	0.11
Total annual fund operating expenses[10]	1.60	2.33	1.60	1.92	1.31	1.27
Fees waived or expenses reimbursed[11]	—	—	—	(0.01)	—	(0.06)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.60	2.33	1.60	1.91	1.31	1.21

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	Management fees are restated to reflect current fees.

[7]	“Other expenses” for Class R shares are estimated for the period ended June 30, 2017. Actual expenses may differ from estimates.

[8]	“Dividend and interest expenses on securities sold short” are estimated based on the subadviser’s expected use of derivatives to take short positions, rather than selling securities short, and are subject to change.

[9]	“Acquired fund fees and expenses” are estimated to reflect that the fund is no longer required to invest more than 25% of its assets in the mutual fund industry under its revised concentration policy. This estimate is based on the subadviser’s allocations to mutual funds, exchange-traded funds (“ETFs”), and other underlying funds and is subject to change.

[10]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the consolidated financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[11]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, ETFs, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses) so that total annual fund operating expenses will not exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.70% for Class R shares, 1.10% for Class I shares and 1.00% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of ETFs and dividend and interest expenses on securities sold short. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that fee waivers or expense reimbursements are reflected only in the 1-year figures)

•	You reinvest all distributions and dividends without a sales charge

•	The expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	728	1,051	1,396	2,365
Class C (with redemption at end of period)	336	727	1,245	2,666
Class C (without redemption at end of period)	236	727	1,245	2,666
Class FI (with or without redemption at end of period)	163	505	871	1,901
Class R (with or without redemption at end of period)	194	602	1,036	2,243
Class I (with or without redemption at end of period)	133	414	717	1,578
Class IS (with or without redemption at end of period)	123	396	690	1,527

The following text amends and restates the section of the Summary Prospectus and Prospectus titled “Principal investment strategies”:

The fund typically will invest, directly in securities or other instruments or through underlying funds, including exchange-traded funds (ETFs), mutual funds and closed-end funds, in the following manner:

•	50% to 100% of its total assets in alternative investments, including commodities, real estate assets, infrastructure assets, foreign currencies and hedge fund strategies

•	0% to 50% of its total assets in equity-related investments

•	0% to 50% of its total assets in fixed income-related investments

•	0% to 40% in cash and cash equivalents

The fund may seek both long and short exposures to equities, fixed income, structured credit, currencies, commodities, real estate assets, infrastructure assets and other real assets. The fund will typically invest in multiple discrete styles of hedge fund investing, including, but not limited to, global macro strategies (including discretionary and systematic macro), managed futures, equity long-short, fixed income long-short, distressed debt and event driven. The fund may also employ various portfolio hedging strategies, including short-biased, volatility and tail-risk products that are expected to produce positive returns in adverse market environments.

The fund may not invest more than 10% of its total assets in any one investment considered by EnTrustPermal Partners Offshore LP (“EPOLP”) to be an alternative investment. For purposes of this restriction, all investments in hedge funds will be considered alternative investments.

The composition of the fund’s investment portfolio will vary over time, based on, among other things, quantitative and qualitative techniques and risk management guidelines. The fund may employ an asset allocation strategy to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country. EPOLP will allocate assets to securities and other instruments, various underlying funds and exchange-traded notes which, in its opinion, are consistent with its guidelines and invest in the markets and strategies as identified by its asset allocation process.

The fund may obtain exposure to investment strategies (including hedge fund strategies) through the use of one or more total return swaps through which the fund makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives or commodity interests actively managed by a third-party investment manager identified by EPOLP. The fund may not invest more than 10% of its total assets either directly or through swaps in any one investment considered by EPOLP to be an alternative investment.

The fund and certain underlying funds may engage in active and frequent trading to achieve their principal investment strategies, resulting in high portfolio turnover.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class R shares are estimated for the period ended June 30, 2017. Actual expenses may differ from estimates.

		"Dividend and interest expenses on securities sold short" are estimated based on the subadviser's expected use of derivatives to take short positions, rather than selling securities short, and are subject to change.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses” are estimated to reflect that the fund is no longer required to invest more than 25% of its assets in the mutual fund industry under its revised concentration policy. This estimate is based on the subadviser’s allocations to mutual funds, exchange-traded funds (“ETFs”), and other underlying funds and is subject to change.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the consolidated financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund's operating expenses remain the same (except that fee waivers or expense reimbursements are reflected only in the 1-year figures)
  You reinvest all distributions and dividends without a sales charge
  The expenses of the underlying funds are reflected
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund typically will invest, directly in securities or other instruments or through underlying funds, including exchange-traded funds (ETFs), mutual funds and closed-end funds, in the following manner:
  50% to 100% of its total assets in alternative investments, including commodities, real estate assets, infrastructure assets, foreign currencies and hedge fund strategies
  0% to 50% of its total assets in equity-related investments
  0% to 50% of its total assets in fixed income-related investments
  0% to 40% in cash and cash equivalents
The fund may seek both long and short exposures to equities, fixed income, structured credit, currencies, commodities, real estate assets, infrastructure assets and other real assets. The fund will typically invest in multiple discrete styles of hedge fund investing, including, but not limited to, global macro strategies (including discretionary and systematic macro), managed futures, equity long-short, fixed income long-short, distressed debt and event driven. The fund may also employ various portfolio hedging strategies, including short-biased, volatility and tail-risk products that are expected to produce positive returns in adverse market environments.

The fund may not invest more than 10% of its total assets in any one investment considered by EnTrustPermal Partners Offshore LP (“EPOLP”) to be an alternative investment. For purposes of this restriction, all investments in hedge funds will be considered alternative investments.

The composition of the fund’s investment portfolio will vary over time, based on, among other things, quantitative and qualitative techniques and risk management guidelines. The fund may employ an asset allocation strategy to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country. EPOLP will allocate assets to securities and other instruments, various underlying funds and exchange-traded notes which, in its opinion, are consistent with its guidelines and invest in the markets and strategies as identified by its asset allocation process.

The fund may obtain exposure to investment strategies (including hedge fund strategies) through the use of one or more total return swaps through which the fund makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives or commodity interests actively managed by a third-party investment manager identified by EPOLP. The fund may not invest more than 10% of its total assets either directly or through swaps in any one investment considered by EPOLP to be an alternative investment.

		The fund and certain underlying funds may engage in active and frequent trading to achieve their principal investment strategies, resulting in high portfolio turnover.
EnTrustPermal Alternative Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.90%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%	[9]
Fees waived or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 728
3 years	rr_ExpenseExampleYear03	1,051
5 years	rr_ExpenseExampleYear05	1,396
10 years	rr_ExpenseExampleYear10	2,365
1 year	rr_ExpenseExampleNoRedemptionYear01	728
3 years	rr_ExpenseExampleNoRedemptionYear03	1,051
5 years	rr_ExpenseExampleNoRedemptionYear05	1,396
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,365
EnTrustPermal Alternative Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.90%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and interest expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%	[9]
Fees waived or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.33%
1 year	rr_ExpenseExampleYear01	$ 336
3 years	rr_ExpenseExampleYear03	727
5 years	rr_ExpenseExampleYear05	1,245
10 years	rr_ExpenseExampleYear10	2,666
1 year	rr_ExpenseExampleNoRedemptionYear01	236
3 years	rr_ExpenseExampleNoRedemptionYear03	727
5 years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,666
EnTrustPermal Alternative Core Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.90%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%	[9]
Fees waived or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 163
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,901
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	505
5 years	rr_ExpenseExampleNoRedemptionYear05	871
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,901
EnTrustPermal Alternative Core Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.90%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Dividend and interest expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.31%	[11]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%	[9]
Fees waived or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.91%
1 year	rr_ExpenseExampleYear01	$ 194
3 years	rr_ExpenseExampleYear03	602
5 years	rr_ExpenseExampleYear05	1,036
10 years	rr_ExpenseExampleYear10	2,243
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	602
5 years	rr_ExpenseExampleNoRedemptionYear05	1,036
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,243
EnTrustPermal Alternative Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.90%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[9]
Fees waived or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	$ 133
3 years	rr_ExpenseExampleYear03	414
5 years	rr_ExpenseExampleYear05	717
10 years	rr_ExpenseExampleYear10	1,578
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	414
5 years	rr_ExpenseExampleNoRedemptionYear05	717
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,578
EnTrustPermal Alternative Core Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.90%	[6]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%	[9]
Fees waived or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	$ 123
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	690
10 years	rr_ExpenseExampleYear10	1,527
1 year	rr_ExpenseExampleNoRedemptionYear01	123
3 years	rr_ExpenseExampleNoRedemptionYear03	396
5 years	rr_ExpenseExampleNoRedemptionYear05	690
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,527

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.
[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[6]	Management fees are restated to reflect current fees.
[7]	“Dividend and interest expenses on securities sold short” are estimated based on the subadviser’s expected use of derivatives to take short positions, rather than selling securities short, and are subject to change.
[8]	"Acquired fund fees and expenses” are estimated to reflect that the fund is no longer required to invest more than 25% of its assets in the mutual fund industry under its revised concentration policy. This estimate is based on the subadviser’s allocations to mutual funds, exchange-traded funds (“ETFs”), and other underlying funds and is subject to change.
[9]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the consolidated financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[10]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, ETFs, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses) so that total annual fund operating expenses will not exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.70% for Class R shares, 1.10% for Class I shares and 1.00% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of ETFs and dividend and interest expenses on securities sold short. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[11]	“Other expenses” for Class R shares are estimated for the period ended June 30, 2017. Actual expenses may differ from estimates.